Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Letter of credit, amount outstanding	$ 25,263	$ 23,662